Chadwick & D'Amato Fund
RISK/RETURN
Investment Objectives:
The Fund’s primary investment objective is capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Chadwick & D'Amato Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.28%
Acquired Fund Fees and Expenses	[1]	0.72%
Total Annual Fund Operating Expenses		2.25%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chadwick & D'Amato Fund	228	703	1,205	2,585

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund’s adviser seeks to achieve the Fund’s primary investment objective by investing primarily in exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that each invest primarily in common stocks, fixed income securities including convertible securities, or alternative assets.  Collectively, ETFs, mutual funds and closed-end funds are referred to as "Underlying Funds."  The adviser defines alternative assets as Underlying Funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including merger arbitrage, long/short or managed futures.  The Fund will invest without restriction as to capitalization, sector, country, currency, credit quality or maturity.  Investments in fixed income securities may include Underlying Funds that invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds.

The Fund’s adviser seeks to achieve the Fund’s secondary investment objective by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other, or the equity market in general.  When the adviser believes equity prices will decline, in general, or certain segments will decline, it will diversify investments among asset classes such as fixed income and cash equivalents that it believes will be risk-mitigating when combined with the Fund’s equity securities.

The adviser uses a proprietary asset allocation model to set long-term ranges for allocation of Fund assets (via Underlying Funds) among common stocks, fixed income securities including convertible securities, alternative assets and cash equivalents.  The asset allocation model relies on some or all of the following adviser-generated forecasts and inputs:

    Global economic growth rates

    Economic growth rates in major economies

    Industry or sector-specific growth rates within key countries

    Foreign currency exchange rate forecasts

Investments are selected, in part, using the adviser’s approach that utilizes leveraged exchange-traded funds.  The adviser believes that using leveraged ETF’s to fulfill allocation positions will free up assets for investment in other asset classes.  For example, if a target allocation to domestic large cap stocks is 25%, a 2x leveraged S&P 500-ETF would only require a 12.5% allocation.  The adviser believes this would free up the remaining 12.5% to be invested in other assets such as cash equivalents that, when viewed in total, may produce higher returns than a traditional unlevered 25% investment in domestic large cap stocks.  Fixed income investments are selected primarily to generate interest income and to diversify the Fund’s portfolio against equity market risk.

From a top down perspective, the adviser buys and sells securities to maintain asset allocation targets and to manage risk.  At a security specific level, the adviser buys investments that it believes are undervalued relative to their growth prospects or represent segments that are undervalued relative to their growth prospects and sells them when it believes they have reached their target price or more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

  Commodity Risk:  Investing in the commodities markets through commodity-linked Underlying Funds will subject the Fund to potentially greater volatility than investments in traditional securities.  Commodity prices will be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Fixed Income Risk:  The value of the Fund’s investments in fixed income securities, through Underlying Funds, will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by an Underlying Fund.  The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments.  Convertible securities are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt securities and equity securities.  Your investment will decline in value if the value of the Fund’s fixed income investments decrease.

  Foreign Currency Risk:  The Fund’s investments in foreign currency linked Underlying Funds will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Underlying Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  An Underlying Fund’s investments in foreign markets, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Limited History of Operations:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

  Managed Futures Risk:  Investing in Underlying Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk, leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by an Underlying Fund’s manager.  An Underlying Fund’s manager’s judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. An Underlying Fund’s use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Underlying Fund.  Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

  Management Risk:  The adviser’s dependence on its asset allocation model and judgments about the attractiveness, value and potential appreciation of particular asset classes and Underlying Fund securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities market risks affect the value of individual Underlying Funds in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Merger Arbitrage Risk:  An Underlying Fund’s investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganization carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

  Sector Risk:  The Fund may focus its investments in securities of a particular sector through Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the entire sector.  This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

  Short Position Risk:  When the Fund invests in Underlying Funds that employ a long/short strategy, the Underlying Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on an Underlying Fund’s adviser’s ability to accurately anticipate the future value of a security or instrument.

  Small and Medium Capitalization Stock Risk.  The value of Underlying Funds that invest in small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than funds that invest in larger, more established companies or the market averages in general.

  Underlying Funds Risk:  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  Underlying Funds may also employ leverage such that their returns are more than one times that of their benchmark which will amply losses suffered by the Fund when compared to unleveraged investments.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-877-610-1671.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 2, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 2, 2011
Prospectus Date	rr_ProspectusDate	Aug 2, 2011
Chadwick & D'Amato Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is capital appreciation with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund’s adviser seeks to achieve the Fund’s primary investment objective by investing primarily in exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that each invest primarily in common stocks, fixed income securities including convertible securities, or alternative assets.  Collectively, ETFs, mutual funds and closed-end funds are referred to as "Underlying Funds."  The adviser defines alternative assets as Underlying Funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including merger arbitrage, long/short or managed futures.  The Fund will invest without restriction as to capitalization, sector, country, currency, credit quality or maturity.  Investments in fixed income securities may include Underlying Funds that invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds.

The Fund’s adviser seeks to achieve the Fund’s secondary investment objective by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other, or the equity market in general.  When the adviser believes equity prices will decline, in general, or certain segments will decline, it will diversify investments among asset classes such as fixed income and cash equivalents that it believes will be risk-mitigating when combined with the Fund’s equity securities.

The adviser uses a proprietary asset allocation model to set long-term ranges for allocation of Fund assets (via Underlying Funds) among common stocks, fixed income securities including convertible securities, alternative assets and cash equivalents.  The asset allocation model relies on some or all of the following adviser-generated forecasts and inputs:

    Global economic growth rates

    Economic growth rates in major economies

    Industry or sector-specific growth rates within key countries

    Foreign currency exchange rate forecasts

Investments are selected, in part, using the adviser’s approach that utilizes leveraged exchange-traded funds.  The adviser believes that using leveraged ETF’s to fulfill allocation positions will free up assets for investment in other asset classes.  For example, if a target allocation to domestic large cap stocks is 25%, a 2x leveraged S&P 500-ETF would only require a 12.5% allocation.  The adviser believes this would free up the remaining 12.5% to be invested in other assets such as cash equivalents that, when viewed in total, may produce higher returns than a traditional unlevered 25% investment in domestic large cap stocks.  Fixed income investments are selected primarily to generate interest income and to diversify the Fund’s portfolio against equity market risk.

From a top down perspective, the adviser buys and sells securities to maintain asset allocation targets and to manage risk.  At a security specific level, the adviser buys investments that it believes are undervalued relative to their growth prospects or represent segments that are undervalued relative to their growth prospects and sells them when it believes they have reached their target price or more attractive investments are available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

  Commodity Risk:  Investing in the commodities markets through commodity-linked Underlying Funds will subject the Fund to potentially greater volatility than investments in traditional securities.  Commodity prices will be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Fixed Income Risk:  The value of the Fund’s investments in fixed income securities, through Underlying Funds, will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by an Underlying Fund.  The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments.  Convertible securities are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt securities and equity securities.  Your investment will decline in value if the value of the Fund’s fixed income investments decrease.

  Foreign Currency Risk:  The Fund’s investments in foreign currency linked Underlying Funds will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Underlying Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  An Underlying Fund’s investments in foreign markets, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Limited History of Operations:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

  Managed Futures Risk:  Investing in Underlying Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk, leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by an Underlying Fund’s manager.  An Underlying Fund’s manager’s judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. An Underlying Fund’s use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Underlying Fund.  Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

  Management Risk:  The adviser’s dependence on its asset allocation model and judgments about the attractiveness, value and potential appreciation of particular asset classes and Underlying Fund securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities market risks affect the value of individual Underlying Funds in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Merger Arbitrage Risk:  An Underlying Fund’s investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganization carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

  Sector Risk:  The Fund may focus its investments in securities of a particular sector through Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the entire sector.  This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

  Short Position Risk:  When the Fund invests in Underlying Funds that employ a long/short strategy, the Underlying Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on an Underlying Fund’s adviser’s ability to accurately anticipate the future value of a security or instrument.

  Small and Medium Capitalization Stock Risk.  The value of Underlying Funds that invest in small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than funds that invest in larger, more established companies or the market averages in general.

  Underlying Funds Risk:  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  Underlying Funds may also employ leverage such that their returns are more than one times that of their benchmark which will amply losses suffered by the Fund when compared to unleveraged investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-877-610-1671.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-610-1671
Chadwick & D'Amato Fund | Chadwick & D'Amato Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,585

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.